Pension Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Domestic Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2014	$ 26.2
2015	26.5
2016	26.4
2017	29.7
2018	27.1
2019-2023	144.2
Non-U.S. Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2014	27.7
2015	28.4
2016	31.7
2017	32.9
2018	33.9
2019-2023	200.2
Other Postretirement Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2014	2.0
2015	2.0
2016	2.0
2017	1.9
2018	2.0
2019-2023	$ 9.8